Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2011
Earnings Per Share [Abstract]
Weighted Average Shares Used In Earnings Per Share Calculation

	2011	2010	2009

Weighted average shares basic	89.2	87.3	81.5
Effect of dilutive securities:
stock options/share awards	0.5	0.6	0.4
equity units	4.0	4.5	2.6

Weighted average shares diluted	93.7	92.4	84.5